Financial Instruments And Risks - Summary of Group's Maximum Exposure To Structured Entities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unconsolidated Structured Entities Managed By Third Parties [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount of investment in structured entities	¥ 9,126,031	¥ 14,735,297	¥ 12,137,889
Group's maximum exposure	9,126,031	14,735,297	12,137,889
Unconsolidated Structured Entities Managed By Affiliated Entities [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount of investment in structured entities	1,237,189	211,663	3,974,740
Group's maximum exposure	1,237,189	211,663	3,974,740
Unconsolidated Structured Entities Serviced By the Group [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Size	21,168	90,946	2,838,473
Group's maximum exposure	¥ 21,168	¥ 90,946	¥ 1,849,897